CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 1,836	$ 23,467
Marketable securities, available for sale	19,956
Other current assets	226	46
Total current assets	22,018	23,513
Total assets	22,018	23,513
Current Liabilities:
Accrued expenses	1,751	351
Total current liabilities	1,751	351
COMMITMENTS AND CONTINGENCIES (NOTE 8)
Stockholders' Equity:
Preferred stock, $.01 par value, 20,920,648 shares authorized, no shares issued or outstanding
Common stock, $.01 par value, 50,000,000 shares authorized, and 21,444,267 shares and 21,436,767 shares issued at December 31, 2016 and December 31, 2015, respectively	217	217
Additional paid-in capital	44,308	44,172
Treasury stock, 406,627 common shares at cost at December 31, 2016 and December 31, 2015, respectively	(555)	(555)
Accumulated deficit	(23,703)	(20,672)
Total stockholders' equity	20,267	23,162
Total liabilities and stockholders' equity	$ 22,018	$ 23,513